Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Cash from operating activities:
Net loss	$ (55,938)	$ (49,293)
Adjustments to reconcile net loss to net cash provided by operating activities:
Credit loss expense	859	1,946
Depreciation	4,919	4,065
Amortization of intangible assets	16,263	4,725
Future stay credit breakage	(15,044)	0
Reduction in the carrying amount of right-of-use assets	3,064	0
Deferred income taxes	601	(225)
Other gains and losses	510	(476)
Fair value adjustment on derivative liabilities	(802)	6,638
Non-cash interest expense	54	1,928
Equity-based compensation expense	11,630	843
Change in operating assets and liabilities, net of assets acquired and liabilities assumed:
Accounts receivable, net	13,491	(4,919)
Prepaid expenses and other assets	(10,049)	(4,714)
Accounts payable	9,876	13,212
Funds payable to owners	103,325	89,785
Hospitality and sales taxes payable	20,841	19,339
Deferred revenue and future stay credits	36,939	57,874
Operating lease obligations	(1,393)	0
Accrued expenses and other liabilities	3,342	3,382
Net cash provided by operating activities	142,488	144,110
Cash from investing activities:
Purchases of property and equipment	(4,013)	(626)
Cash paid for internally developed software	(2,207)	(1,005)
Cash paid for business combinations, net of cash and restricted cash acquired	(13,314)	(3,965)
Net cash used in investing activities	(19,534)	(5,596)
Cash from financing activities:
Payments of Reverse Recapitalization costs	(459)	0
Cash paid for business combinations	(7,251)	(4,046)
Payments of long-term debt	(125)	0
Proceeds from exercise of stock options	4	0
Other financing activities	(162)	(30)
Net cash used in financing activities	(7,993)	(4,076)
Effect of exchange rate fluctuations on cash, cash equivalents, and restricted cash	148	(19)
Net increase in cash, cash equivalents and restricted cash	115,109	134,419
Cash, cash equivalents and restricted cash, beginning of period	519,136	291,012
Cash, cash equivalents and restricted cash, end of period	634,245	425,431
Supplemental disclosures of cash flow information:
Cash paid for income taxes, net of refunds	19	31
Cash paid for interest	224	177
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	354,767	290,282
Restricted cash	279,478	135,149
Total cash, cash equivalents and restricted cash	$ 634,245	$ 425,431